Other provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2023
Changes in other provisions [abstract]
Disclosure of change in provision

Change in provisions	As of	Increase	Decrease	Decrease	As of
(in € thousands)	2022/12/31		(used)	(unused)	2023/12/31
Provision for charges	61	0	(21)	0	40
TOTAL	61	0	(21)	0	40